Property, plant and equipment, net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Prototypes, tooling and equipment, minimum timing of internal utilization	1 year
Construction in progress	€ 695.9	€ 676.4
Land	€ 137.5	€ 102.4